Shareholder Fees {- Fidelity International Index Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity Index Funds Combo PRO-13 | Fidelity International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none